ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	12 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS OF ENTITIES
Entity	Date of Formation	Place of Incorporation	% of Ownership	Major business activities
Starbox Group	September 13, 2021	Cayman Islands	Parent	Investment holding

Starbox Berhad	July 24, 2019	Malaysia	100%	Investment holding

StarboxGB	July 24, 2019	Malaysia	100%	Network marketing, facilitating online and offline transactions between retail merchants and retail shoppers through cash rebate programs offered by retail merchants

StarboxSB	July 23, 2019	Malaysia	100%	Providing digital advertising services to retail merchant customers

StarboxPB	May 21, 2019	Malaysia	100%	Providing secured payment solution services to retail merchant customers